Schedule I - Financial information of Parent Company - Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Income Captions [Line Items]
Cost of revenues	$ 20,380,258	$ 19,738,737	$ 20,352,729
Gross loss	62,677,638	87,666,029	63,343,156
Operating expenses:
General and administrative	19,836,498	17,993,787	17,592,119
Product development	14,485,444	10,738,730	11,147,873
Sales and marketing	50,083,441	46,474,107	43,761,473
Share-based compensation	5,575,877	6,056,033	4,698,953
Total operating expenses	92,176,223	75,456,984	82,453,115
Interest income	1,050,781	2,648,026	4,044,288
Exchange loss, net	(55,117)	(766,162)	(112,672)
Other income (loss), net	(303,332)	(937,431)	18,236
Gain from sale of cost method investment		4,648,302	4,337,736
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(4,343,652)	(3,467,043)	(221,277)
Other comprehensive loss, net of tax	(4,343,652)	(3,467,043)	(221,277)
Comprehensive income (loss)	(15,309,830)	23,350,645	(10,852,005)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues	34,740
Gross loss	(34,740)
Operating expenses:
General and administrative	2,150,680	1,226,800	1,418,198
Product development			50,859
Sales and marketing			108,384
Share-based compensation	2,382,934	3,812,733	4,132,182
Total operating expenses	4,533,614	5,039,533	5,709,623
Interest income		47	30
Equity in earnings (deficits) of subsidiaries, VIEs and VIE's subsidiaries	3,049,831	28,643,095	(6,394,055)
Exchange loss, net	(159,868)	(1,011,509)	(76,351)
Other income (loss), net	(422)	(109,684)	674,414
Gain from sale of cost method investment			4,337,736
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(4,343,652)	(3,467,043)	(221,070)
Other comprehensive loss, net of tax	(4,343,652)	(3,467,043)	(221,070)
Comprehensive income (loss)	$ (6,022,465)	$ 19,015,373	$ (7,388,919)